Net Revenue - Summary of Temporary Receipts From Customers (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Text Block [Abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 114,639.5	$ 107,723.6
Noncurrent portion (classified under other noncurrent liabilities)	163,655.1	168,399.2
Temporary receipts from customers	$ 278,294.6	$ 276,122.8